Folgers Merger\Rowland Coffee Acquisition (Details Textual) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended		3 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2009	Apr. 30, 2009 Folgers coffee company [Member]	Apr. 30, 2011 Folgers coffee company [Member]	Nov. 06, 2008 Folgers coffee company [Member]	Apr. 30, 2011 Folgers coffee company [Member] Customer and Contractual Relationships [Member]	Apr. 30, 2011 Folgers coffee company [Member] Developed Technology Rights [Member]	Jul. 31, 2011 Rowland Coffee Company [Member]	May 16, 2011 Rowland Coffee Company [Member]	Jul. 31, 2011 Customer Relationships [Member]	Jul. 31, 2011 Trademark [Member]	May 16, 2011 U.S. Retail Coffee Market [Member]	May 16, 2011 International Foodservice And Natural Foods [Member]
Folgers Merger (Textuals) [Abstract]
Weighted-average useful life of the finite-lived intangible assets [In years]		19					20	14
Common shares issued/received				63,200,000
Common shares value			$ 3,366,353,000	$ 3,366,400,000
Approximate aggregate purchase price						3,735,800,000
Folgers goodwill U.S. Retail Coffee and International, Foodservice, and Natural Foods segments						1,643,636,000				91,714,000			84,900,000	6,800,000
Goodwill not deductible for tax					1,634,300,000
Rowland Coffee Acquisition (Textuals) [Abstract]
Cost of Acquired Entity										362,800,000
Borrowings under revolving credit facility									180,000,000
Weighted-average useful life of the finite-lived intangible assets (in years)											19	10
Additional cost directly related to merger and integration									2,400,000
Noncash expenses included in additional merger and integration									800,000
One time costs related to the acquisition estimated, Maximum	30,000,000
One time costs related to the acquisition estimated	25,000,000
Noncash charges associated with consolidating coffee production	15,000,000
Expects costs to be incurred	2 to 4 years
Folgers goodwill U.S. Retail Coffee and International, Foodservice, and Natural Foods segments						1,643,636,000				91,714,000			84,900,000	6,800,000
Business acquisition net sales									23,200,000
Business acquisition segment profit									$ 1,700,000
Goodwill deductible for tax purposes	Goodwill of $84.9 million and $6.8 million was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively, all of which is deductible for tax purposes.